Other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other liabilities [Abstract]
Other non-current liabilities [Text block]	Philips Group Other non-current liabilities in millions of EUR 2016 - 2017
	2016	2017
Deferred income	251	249
Other tax liability	417	161
Other liabilities	73	65
Other non-current liabilities	741	474

Other current liabilities [Text block]
Philips Group
Other current liabilities
in millions of EUR
2016 - 2017
	2016	2017
Accrued customer rebates that cannot be offset with accounts receivables for those customers	593	435
Advances received from customers on orders not covered by work in process	451	372
Other taxes including social security premiums	208	164
Other liabilities	120	155
Other current liabilities	1,372	1,126